Changes to functional and presenatation currencies - Summary of Statement of Profit or Loss and Other Comprehensive Income (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Disclosure of changes in accounting estimates [line items]
Revenue	$ 1,096.0	$ 858.0
Total expenses | €			€ (838,000)
Other income | €			55,000
Profit before taxation	128.0	75.0
Income tax expense	(72.0)	(31.0)
Profit for the period	55.9	43.7
Profit attributable to owners of the parent	55.0	44.0
Non-controlling interest	1.0	0.0
Foreign currency translation	59.0	(2.0)
Total comprehensive income for the period	115.0	42.0
Owners of the parent	114.0	42.0
Non-controlling interest	$ 1.0	0.0
Adjustment to restate amounts to USD
Disclosure of changes in accounting estimates [line items]
Revenue		64.0
Total expenses | €			(63,000)
Other income | €			5,000
Profit before taxation		6.0
Income tax expense		(2.0)
Profit for the period		4.0
Profit attributable to owners of the parent		4.0
Non-controlling interest		0.0
Foreign currency translation		(18.0)
Total comprehensive income for the period		(14.0)
Owners of the parent		(14.0)
Non-controlling interest		$ 0.0
Previously stated
Disclosure of changes in accounting estimates [line items]
Revenue | €			794,000
Total expenses | €			(775,000)
Other income | €			50,000
Profit before taxation | €			69,000
Income tax expense | €			(29,000)
Profit for the period | €			40,000
Profit attributable to owners of the parent | €			40,000
Non-controlling interest | €			0
Foreign currency translation | €			16,000
Total comprehensive income for the period | €			56,000
Owners of the parent | €			56,000
Non-controlling interest | €			€ 0